INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
The partnership is a flow-through entity for tax purposes and as such is not subject to Bermudian taxation. However, income taxes are recognized for the amount of taxes payable by the primary holding subsidiaries of the partnership (“Holding Entities”), any direct or indirect corporate subsidiaries of the Holding Entities and for the impact of deferred tax assets and liabilities related to such entities.

The components of net deferred tax liability are presented as follows:

(US$ Millions)	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets:
Non-capital losses (Canada)	$102	$95
Capital losses (Canada)	32	34
Net operating losses (United States)	570	352
Non-capital losses (foreign)	142	118
Tax credit carryforwards	61	77
Capital losses (United States)	758	203
Other	26	31
	1,691	910
Deferred income tax (liabilities):
Properties	(4,755)	(4,160)
	(4,755)	(4,160)
Net deferred tax (liability)	$(3,064)	$(3,250)

The changes in deferred tax balances are presented as follows:

		Recognized in
(US$ Millions)	Dec. 31, 2021	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2022
Deferred tax assets	$910	$810	$—	$—	$(29)	$—	$1,691
Deferred tax (liabilities)	(4,160)	(928)	—	143	190	—	(4,755)
Net deferred tax (liability)	$(3,250)	$(118)	$—	$143	$161	$—	$(3,064)

		Recognized in
(US$ Millions)	Dec. 31, 2020	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2021
Deferred tax assets	$772	$164	$7	$—	$(5)	$(28)	$910
Deferred tax (liabilities)	(3,630)	(519)	—	85	(96)	—	(4,160)
Net deferred tax (liability)	$(2,858)	$(355)	$7	$85	$(101)	$(28)	$(3,250)

During 2022, the partnership and its subsidiaries have disposed of a corporate entity in BSREP II, as a result they have derecognized deferred tax liabilities of $143 million associated with that corporation.

The Holding Entities and their Canadian subsidiaries have deferred tax assets of $102 million (December 31, 2021 - $95 million) related to non-capital losses that will begin to expire in 2032, and $32 million (December 31, 2021 - $34 million) related to capital losses that have no expiry. The Holding Entities and their U.S. subsidiaries have deferred tax assets of $570 million (December 31, 2021 - $352 million) related to net operating losses that will begin to expire in 2026. The Holding Entities and their U.S. subsidiaries have deferred tax assets of $758 million (December 31, 2021 - $203 million) related to non-capital losses which will begin to expire in 2023. The holding entities and their foreign subsidiaries, mainly in India, South Korea and the United Kingdom, have deferred tax assets of $142 million (December 31, 2021 - $118 million) related to non-capital losses which will begin to expire in 2023.
The gross deductible temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized are as follows:

(US$ Millions)	Dec. 31, 2022	Dec. 31, 2021
Unused tax losses - gross
Net operating losses (United States)	$24	$34
Capital losses (United States)	—	275
Net operating losses (foreign)	341	513
Other unrecognized tax attributes	37	—
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	$402	$822

The Holding Entities, their U.S. subsidiaries, and foreign subsidiaries have gross deductible temporary differences, unused tax losses, and unused tax credits which have not been recognized of $402 million (December 31, 2021 - $822 million) related to net operating losses and capital losses. Approximately $178 million of the foreign net operating losses will expire by 2031. The remaining foreign net operating losses have no expiry. The majority of the U.S. net operating losses will begin to expire in 2035. The majority of U.S. capital losses will begin to expire in 2035.

The aggregate amount of gross temporary differences associated with investments and interests in joint arrangements in subsidiaries for which deferred tax liabilities have not been recognized as of December 31, 2022 is approximately $4 billion (December 31, 2021 - $10 billion).

The major components of income tax expense include the following:

(US$ Millions) Years ended Dec. 31,	2022	2021	2020
Current income tax expense	$163	$134	$58
Deferred income tax expense (benefit)	118	356	162
Income tax expense	$281	$490	$220

The decrease in income tax expense for the year ended December 31, 2022 compared to the prior year primarily relates to tax rate changes in jurisdictions in which the partnership holds investments.

Years ended Dec. 31,	2022	2021	2020
Statutory income tax rate	26%	26%	26%
Increase (decrease) in rate resulting from:
International operations subject to different tax rates	(7)%	(7)%	(35)%
Non-controlling interests in income of flow-through entities	(2)%	(10)%	8%
Change in tax rates applicable to temporary differences in other jurisdictions	4%	2%	(8)%
Other	1%	1%	(3)%
Effective income tax rate	22%	12%	(12)%

As the partnership is not subject to tax, the analyses used the applicable Canadian blended Federal and Provincial tax rate as the statutory income tax rate.